S000090418 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
RUSSELL 1000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.53%	15.52%	11.81%
RUSSELL 1000 VALUE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.46%	10.91%	8.40%
JPMorgan Fundamental Data Science Large Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.34%	11.84%	8.54%
JPMorgan Fundamental Data Science Large Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.15%	8.63%	5.73%
JPMorgan Fundamental Data Science Large Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.43%	8.67%	6.12%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Russell 1000 Value Index to the Russell 1000 Index.